Related Party Transactions - Founder Shares (Details) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended			9 Months Ended
	Jan. 11, 2021	Jan. 06, 2021	Dec. 16, 2020	Jul. 22, 2020	May 31, 2021	Sep. 30, 2020	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2021
Related Party Transaction [Line Items]
Number of shares issued					1,698,088
Aggregate purchase price					$ 50,000,000.0
Number of shares surrender			2,875,000
Share dividend		1,150,000
Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate purchase price						$ 25,000	$ 25,000	$ 25,000	[1],[2]	$ 1,100,000
Number of shares surrender	900,000
Notes Payable, Related Parties	$ 0						0	$ 0
Ivanhoe Capital Acquisition Corp [Member] | Working capital loans warrant
Related Party Transaction [Line Items]
Loan Amount Outstanding	$ 0						$ 0
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares surrender			2,875,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000
Shares subject to forfeiture		900,000						900,000
Sponsor | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000				$ 25,000
Founder Shares | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Founder Shares | Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Founder Shares | Maximum [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 18.00
Founder Shares | Minimum [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 18.00
Founder Shares | Sponsor | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Founder Shares | Sponsor | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 14.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Founder Shares | Sponsor | Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued				8,625,000
Aggregate purchase price				$ 25,000
Number of shares surrender			2,875,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000
Shares subject to forfeiture	0	900,000					0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Founder Shares | Sponsor | Minimum [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 16.00
Related Party Loans [Member] | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note				$ 600,000
Notes Payable, Related Parties				500,000				0
maximum Loans Convertible Into Warrants				$ 1,500,000
Related Party Loans [Member] | Ivanhoe Capital Acquisition Corp [Member] | Working capital loans warrant
Related Party Transaction [Line Items]
Class of Warrant or Right, Price of Warrants or Rights				$ 1.50
Administrative Support Agreement | Ivanhoe Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party Per Month	$ 10,000							$ 10,000		$ 10,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).